Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Parties

The Company purchased marine fuel from the following during the year ended December 31, 2022 and 2021, which were fully paid during the years:

	For the year ended December 31,
Name of related party	2022	2021
Tumpuan Megah Development Sdn. Bhd.	$-	$1,320,191

Schedule of Due from Related Parties	As of December 31, 2022 and 2021, due from related parties consists of the following:
Name of related parties	As of December 31,
	2022	2021
Banle International Holdings Limited	$-	$1,509,988